Long-Term Debt - Additional Information (Detail) (USD $)	3 Months Ended					3 Months Ended			1 Months Ended		3 Months Ended								3 Months Ended		3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 8.875% Senior Notes	Dec. 31, 2012 8.875% Senior Notes	Dec. 12, 2012 8.875% Senior Notes	Mar. 31, 2013 Crude Oil (Bbls)	Mar. 31, 2013 Natural Gas	Apr. 26, 2013 Subsequent Event	Apr. 26, 2013 Subsequent Event 8.875% Senior Notes	Mar. 31, 2013 Minimum	Mar. 31, 2013 Maximum	Mar. 31, 2013 Senior Credit Facility	Mar. 27, 2013 Senior Credit Facility	Dec. 31, 2012 Senior Credit Facility	Mar. 31, 2013 Senior Credit Facility Letter of Credit	Apr. 30, 2013 Senior Credit Facility Subsequent Event	Mar. 31, 2013 Senior Credit Facility Minimum	Dec. 31, 2012 Senior Credit Facility Minimum	Mar. 31, 2013 Senior Credit Facility Maximum	Dec. 31, 2012 Senior Credit Facility Maximum	Mar. 31, 2013 Second Lien Credit Agreement	Mar. 31, 2013 Abr Loans Minimum	Mar. 31, 2013 Abr Loans Maximum	Mar. 31, 2013 Defaulted Loans
Debt Instrument [Line Items]
Senior credit facility, borrowing base													$ 325,000,000
Line of Credit Facility, Current Borrowing Capacity								215,000,000				300,000,000			25,000,000	215,000,000					50,000,000
Debt instrument maturity date			Dec. 01, 2020									Mar. 27, 2018									Mar. 27, 2018
Line of Credit Facility, Amount Outstanding												0		0							100,000,000
Increase in revolving credit facility																			500,000,000		50,000,000
LIBOR rate description												The applicable per annum margin, in the case of loans bearing interest at the Adjusted LIBO Rate, ranges from 175 to 275 basis points, and the applicable per annum margin, in the case of loans bearing interest at the Alternate Base Rate, ranges from 50 to 150 basis points, in each case, determined based upon our borrowing utilization at such date of determination.
Effective rate																					0.50%
Additional percentage with LIBOR																					1.00%
Margin rate										2.75%	1.75%											1.50%	0.50%	2.00%
Percentage of reasonably anticipated projected production	85.00%					75.00%	75.00%
Duration of developed producing reserve											36 months
Liens covering the oil and gas properties, percentage	80.00%
Criteria Current ratio																	1.00%		1.00%
Current ratio																	1.00%		4.20%
Criteria Interest Coverage Ratio																	1.00%		3.00%
Interest coverage ratio																	7.00%		1.00%
Total debt to EBITAX																	2.70%	1.00%	1.00%	4.25%
Debt issued aggregate principal amount			250,000,000		250,000,000				100,000,000
Senior notes at an issue price			99.30%		105.00%
Net proceeds of bond offering, after discounts and expenses			242,200,000						102,800,000
Senior notes, issuance cost	$ 668,000	$ 37,000	$ 6,100,000
Debt instrument interest rate			8.875%	8.875%					8.875%
Percentage of notes that can be redeemed			35.00%
Date at which Notes may be redeemed at borrower's option			Dec. 01, 2016
Latest date for equity proceeds to be applied to optional Note redemption			Dec. 01, 2015